9. Loans and advances to clients (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Sector by Maturity
Commercial, and industrial	R$ 191,281,652	R$ 145,387,439	R$ 146,293,616
Real estate	45,791,870	39,720,713	36,515,352
Installment loans to individuals	178,652,145	160,036,668	137,287,593
Lease financing	2,096,359	2,111,840	1,836,629
Loans and advances to customers, gross	R$ 417,822,026	R$ 347,256,660	R$ 321,933,190
Debt Sector By Maturity Percent [Member]
Debt Sector by Maturity
Commercial and industrial	45.78%	41.87%	45.44%
Real estate	10.96%	11.44%	11.34%
Installment loans to individuals	42.76%	46.09%	42.64%
Lease financing	0.50%	0.61%	0.57%
Loans and advances to customers, gross	100.00%	100.00%	100.00%
Less Than 1 Year [Member]
Debt Sector by Maturity
Commercial, and industrial	R$ 127,569,542	R$ 102,083,249	R$ 109,802,828
Real estate	3,419,553	3,633,231	4,298,925
Installment loans to individuals	87,174,594	79,624,744	71,433,099
Lease financing	899,055	855,624	838,659
Loans and advances to customers, gross	R$ 219,062,744	R$ 186,196,848	R$ 186,373,511
Less Than 1 Year [Member] | Debt Sector By Maturity Percent [Member]
Debt Sector by Maturity
Commercial and industrial	58.23%	54.83%	58.92%
Real estate	1.56%	1.95%	2.31%
Installment loans to individuals	39.79%	42.76%	38.33%
Lease financing	0.41%	0.46%	0.45%
Loans and advances to customers, gross	100.00%	100.00%	100.00%
Between 1 And 5 Years [Member]
Debt Sector by Maturity
Commercial, and industrial	R$ 60,190,422	R$ 39,408,727	R$ 32,538,999
Real estate	8,973,495	8,145,568	7,964,308
Installment loans to individuals	76,667,187	69,034,596	57,808,600
Lease financing	1,182,713	1,252,673	997,644
Loans and advances to customers, gross	R$ 147,013,817	R$ 117,841,564	R$ 99,309,551
Between 1 And 5 Years [Member] | Debt Sector By Maturity Percent [Member]
Debt Sector by Maturity
Commercial and industrial	40.94%	33.44%	32.77%
Real estate	6.10%	6.91%	8.02%
Installment loans to individuals	52.15%	58.58%	58.21%
Lease financing	0.80%	1.06%	1.00%
Loans and advances to customers, gross	100.00%	100.00%	100.00%
More Than 5 Years [Member]
Debt Sector by Maturity
Commercial, and industrial	R$ 3,521,688	R$ 3,895,463	R$ 3,951,789
Real estate	33,398,822	27,941,913	24,252,119
Installment loans to individuals	14,810,364	11,377,328	8,045,894
Lease financing	14,591	3,543	326
Loans and advances to customers, gross	R$ 51,745,465	R$ 43,218,247	R$ 36,250,128
More Than 5 Years [Member] | Debt Sector By Maturity Percent [Member]
Debt Sector by Maturity
Commercial and industrial	6.81%	9.01%	10.90%
Real estate	64.54%	64.65%	66.90%
Installment loans to individuals	28.62%	26.33%	22.20%
Lease financing	0.03%	0.01%	0.00%
Loans and advances to customers, gross	100.00%	100.00%	100.00%